Share capital - Disclosure of share capital (Details) - GBP (£) £ / shares in Units, £ in Thousands	Jan. 31, 2019	Jan. 09, 2019	Mar. 29, 2018	Jan. 31, 2018		Jan. 31, 2017
Disclosure of classes of share capital [line items]
Alloted, called up and fully paid	£ 1,604			£ 736	[1]
Ordinary shares
Disclosure of classes of share capital [line items]
Alloted, called up and fully paid	£ 1,604		£ 15,000	£ 736
Number of shares issued and fully paid (in shares)	160,389,881	78,125,000	8,333,333	73,563,624		61,841,566
Par value per share (in pounds per share)	£ 0.01		£ 1.80	£ 0.01

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’